Finance receivables	12 Months Ended
Mar. 31, 2018
Finance receivables

6. Finance receivables:

Finance receivables consist of the following:

	Yen in millions
	March 31,
	2017	2018
Retail	11,453,352	11,995,174
Finance leases	1,265,882	1,460,600
Wholesale and other dealer loans	3,281,142	3,281,427

	16,000,376	16,737,201
Deferred origination costs	172,298	181,764
Unearned income	(804,591)	(919,967)
Allowance for credit losses
Retail	(104,354)	(103,457)
Finance leases	(23,962)	(28,817)
Wholesale and other dealer loans	(30,896)	(36,800)

Total allowance for credit losses	(159,212)	(169,074)

Total finance receivables, net	15,208,871	15,829,924
Less - Current portion	(6,196,649)	(6,348,306)

Noncurrent finance receivables, net	9,012,222	9,481,618

Finance receivables were geographically distributed as follows: in North America 59.1%, in Asia 11.3%, in Europe 10.3%, in Japan 8.1% and in Other 11.2% as of March 31, 2017, and in North America 55.7%, in Asia 12.3%, in Europe 12.1%, in Japan 8.2% and in Other 11.7% as of March 31, 2018.

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and the contractual maturities of wholesale and other dealer loans at March 31, 2018 are summarized as follows:

	Yen in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans
2019	3,887,959	370,916	2,431,231
2020	2,870,540	293,371	234,874
2021	2,269,797	228,764	140,295
2022	1,569,215	103,796	162,198
2023	884,871	37,134	121,654
Thereafter	512,792	5,122	191,175

	11,995,174	1,039,103	3,281,427

Finance leases consist of the following:

	Yen in millions
	March 31,
	2017	2018
Minimum lease payments	889,522	1,039,103
Estimated unguaranteed residual values	376,360	421,497

	1,265,882	1,460,600
Deferred origination costs	5,809	10,411
Less - Unearned income	(103,518)	(120,884)
Less - Allowance for credit losses	(23,962)	(28,817)

Finance leases, net	1,144,211	1,321,310

Toyota is exposed to credit risk on Toyota’s finance receivables. Credit risk is the risk of loss arising from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota estimates allowance for credit losses by variety of credit-risk evaluation process to cover probable and estimable losses above.

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2017 and 2018:

	Yen in millions
	March 31, 2017
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	11,264,660	1,255,626	1,707,432	848,757	722,697
30-59 days past due	125,626	5,114	1,327	—	405
60-89 days past due	29,321	1,321	—	—	—
90 days or greater past due	33,745	3,821	—	266	258

Total	11,453,352	1,265,882	1,708,759	849,023	723,360

	Yen in millions
	March 31, 2018
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	11,802,032	1,448,989	1,721,225	823,007	731,877
30-59 days past due	127,830	5,741	138	—	—
60-89 days past due	32,408	1,760	5,112	—	—
90 days or greater past due	32,904	4,110	—	65	3

Total	11,995,174	1,460,600	1,726,475	823,072	731,880

The tables below show the recorded investment for each credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment in the United States and other regions as of March 31, 2017 and 2018:

United States

The wholesale and other dealer loan receivables portfolio segment is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk:	Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors
Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2017
	Wholesale	Real estate	Working capital	Total
Performing	1,076,164	449,884	233,677	1,759,725
Credit Watch	142,336	68,726	16,049	227,111
At Risk	1,286	5,071	561	6,918
Default	8,791	5,079	544	14,414

Total	1,228,577	528,760	250,831	2,008,168

	Yen in millions
	March 31, 2018
	Wholesale	Real estate	Working capital	Total
Performing	1,005,030	432,397	225,442	1,662,869
Credit Watch	99,547	51,420	10,730	161,697
At Risk	7,968	3,081	3,506	14,555
Default	4,356	4,993	2,231	11,580

Total	1,116,901	491,891	241,909	1,850,701

Other regions

Credit qualities of the wholesale and other dealer loan receivables portfolio segment in other regions are also monitored based on internal risk assessments by dealers on a consistent basis as in the United States. These accounts classified as “Credit Watch” or “At Risk” were not significant in other regions, and consequently the tables below summarize information for two categories, “Performing” and “Default”.

	Yen in millions
	March 31, 2017
	Wholesale	Real estate	Working capital	Total
Performing	460,308	316,008	472,198	1,248,514
Default	19,874	4,255	331	24,460

Total	480,182	320,263	472,529	1,272,974

	Yen in millions
	March 31, 2018
	Wholesale	Real estate	Working capital	Total
Performing	585,760	323,581	489,801	1,399,142
Default	23,814	7,600	170	31,584

Total	609,574	331,181	489,971	1,430,726

The tables below summarize information about impaired finance receivables:

	Yen in millions
	Recorded investment		Unpaid principal balance		Individually evaluated allowance
	March 31,		March 31,		March 31,
	2017	2018	2017	2018	2017	2018
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	10,667	11,582	10,667	11,582	1,373	1,525
Real estate	10,986	9,353	10,986	9,353	1,596	588
Working capital	3,793	5,858	3,793	5,858	1,291	5,429

Total	25,446	26,793	25,446	26,793	4,260	7,542

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	15,033	8,818	15,033	8,818
Real estate	11,780	15,086	11,780	15,086
Working capital	—	2,337	—	2,337

Total	26,813	26,241	26,813	26,241

Impaired account balances aggregated and evaluated for impairment:
Retail	27,269	27,151	26,597	26,418
Finance leases	66	100	54	74

Total	27,335	27,251	26,651	26,492

Total impaired account balances:
Retail	27,269	27,151	26,597	26,418
Finance leases	66	100	54	74
Wholesale	25,700	20,400	25,700	20,400
Real estate	22,766	24,439	22,766	24,439
Working capital	3,793	8,195	3,793	8,195

Total	79,594	80,285	78,910	79,526

	Yen in millions
	Average impaired finance receivables
	For the years ended March 31,
	2017	2018
Total impaired account balances:
Retail	26,628	27,664
Finance leases	76	83
Wholesale	26,306	23,171
Real estate	22,482	22,831
Working capital	4,208	5,818

Total	79,700	79,567

For the years ended March 31, 2017 and 2018, interest income on impaired finance receivables was not material.

The amount of finance receivables modified as a troubled debt restructuring for the year ended March 31, 2018 was not significant for all classes of finance receivables. Finance receivables modified as troubled debt restructurings for the year ended March 31, 2018 and for which there was a payment default were not significant for all classes of such receivables.